7. Patents: Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Years Ending September 30,
2014	$ 95,152
2015	126,870
2016	126,870
2017	126,870
2018	59,440

$ 535,202